4. Accounting for Derivatives and Hedging Activities (Details-Gain/Loss in AOCI) (Cash flow hedge, Cost of energy sold, USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Cash flow hedge | Cost of energy sold
Gain (Loss) Recognized in AOCI	$ (1,128,514)	$ 685,936
Gain (Loss) Reclassified from AOCI	$ 91,508	$ 247,290